Share-based payments - Additional information (Details)		12 Months Ended
		Dec. 31, 2021 USD ($) Plan $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Feb. 28, 2022 shares	Jan. 02, 2018 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share-based employee compensation plans | Plan		2
Common Stock, Shares Authorized | shares		20,000,000,000	125,157,540
Share-based compensation | $		$ 101,770,000	$ 0	$ 0
Share-based compensation, unrecognized | $		70,234,000	71,630,000	66,497,000
2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | $		$ 0	$ 0	$ 0
Weighted Average Grant Date Fair Value, Granted | $ / shares		$ 350.62	$ 320.50	$ 259.63
Total grant date fair value of shares vested | $		$ 71,630,000
Weighted average grant date fair value of shares vested | shares			0	0
2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized | shares		126,969,054
2021 Plan | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Granted | $ / shares	[1]	$ 8.30
2021 Plan | Subsequent Event | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment award, number of shares Granted | shares					3,599,070
2021 Plan | Subsequent Event | Performance Restricted Stock Units (PRSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment award, number of shares Granted | shares					3,599,070
Minimum | 2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Internal performance targets		0.00%
Award Vesting Period		1 year
Maximum | 2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Internal performance targets		200.00%
Award Vesting Period		3 years
Class A Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Granted | $ / shares	[2]	$ 350.62
Class A Ordinary Shares | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Subscription price, per share | $ / shares						$ 1.50
Class A Ordinary Shares | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized | shares						600,000
Subscription price, per share | $ / shares						$ 2.16
Class B Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Granted | $ / shares	[2]	$ 0
Subscription price, per share | $ / shares						$ 1.00
Class B Ordinary Shares | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized | shares						0

[1]	Represents 10,209,706 RSUs and 3,316,978 PRSUs based on performance target achievement of 100%.
[2]	The fair value of shares granted under the 2018 Plan during the year ended December 31, 2021 was based on the relative value of the Transaction.